UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 1999

Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one):  [  ] is a restatement.
					[X] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management, Ltd.
Address:	126 East 56th Street
		15th Floor
		New York, NY 10022

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, March 23, 2000.

Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  60

Form 13F Information Table Value Total:

List of Other Included Managers:

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.G. Edwards                   COM              281760108     2759    84400 SH       SOLE                    45000             39400
Adaptec Corporation            COM              00651F108     1474    64600 SH       SOLE                    38600             26000
Aetna Corporation              COM              008117103     2519    30350 SH       SOLE                    14300             16050
American Express C             COM              025816109     5099    43300 SH       SOLE                    22300             21000
American Telephone & Telegraph COM              001957109     2394    30000 SH       SOLE                    15800             14200
Amgen Inc.                     COM              031162100     5339    71300 SH       SOLE                    43200             28100
Applied Materials              COM              038222105     3220    52200 SH       SOLE                    29700             22500
Armstrong World                COM              042476101     1209    26750 SH       SOLE                    12600             14150
Bank of America Corp.          COM              060505104     2000    28318 SH       SOLE                    11700             16618
Brunswick Corporation          COM              117043109     1328    69650 SH       SOLE                    37500             32150
CBS Corporation                COM              12490k107     2910    71300 SH       SOLE                    30200             41100
Cendant Corp.                  COM              151313103     3312   207800 SH       SOLE                   121500             86300
Chase Manhattan Bank           COM              16161A108     4988    61300 SH       SOLE                    26200             35100
Cisco Systems                  COM              17275R102     3068    28000 SH       SOLE                    13300             14700
Citigroup Inc.                 COM              172967101     3745    58625 SH       SOLE                    29500             29125
Compaq Computer                COM              204493100     2731    86200 SH       SOLE                    37500             48700
Continental Airlines B         COM              210795308     2092    55050 SH       SOLE                    31200             23850
Crescent Real Estate Eq,       COM              225756105     1248    58025 SH       SOLE                    31000             27025
Dana Corporation               COM              235811106     1809    47600 SH       SOLE                    19400             28200
Dayton Hudson                  COM              239753106      216     3240 SH       SOLE                                       3240
Dillards, Inc.                 COM              254067101     1359    53550 SH       SOLE                    30800             22750
DuPont Corporation             COM              263534109     1858    32000 SH       SOLE                    14600             17400
EOG Resources Inc.             COM              26875P101     1370    82400 SH       SOLE                    47900             34500
Eastman Kodak                  COM              277461109     1929    30200 SH       SOLE                    14700             15500
FDX Corporation                COM              31304N107     3543    38100 SH       SOLE                    17500             20600
Federal Home Loan Mort.        COM              313400301     4132    72100 SH       SOLE                    38200             33900
Federal Mogul                  COM              313549107     1612    37700 SH       SOLE                    18400             19300
Federal National Mortgage      COM              313586109     4113    59389 SH       SOLE                    26400             32989
First Union Corporation        COM              337358105     2405    45000 SH       SOLE                    17600             27400
Food Lion A                    COM              344775200     1528   166000 SH       SOLE                    98500             67500
Ford Motor Corporation         COM              345370100     2749    48500 SH       SOLE                    26200             22300
General Motors                 COM              370442105     2934    33729 SH       SOLE                    14700             19029
Genzyme General Corp.          COM              372917104     4433    87900 SH       SOLE                    51800             36100
Genzyme Molecular Oncology     COM              372917500       38    10015 SH       SOLE                     5808              4207
Golden West Finacial           COM              381317106     3161    33100 SH       SOLE                    14600             18500
Home Depot                     COM              437076102     2434    39100 SH       SOLE                     1000             38100
Humana                         COM              444859102     2187   126800 SH       SOLE                    78800             48000
International Business Machine COM              459200101     1064     6000 SH       SOLE                     2000              4000
Johnson & Johnson              COM              478160104     4058    43400 SH       SOLE                    18500             24900
Lucent Technologies            COM              549463107     3067    28400 SH       SOLE                    14400             14000
MBIA                           COM              55262C100     2430    41900 SH       SOLE                    22600             19300
Merck Corporation              COM              589331107      601     7500 SH       SOLE                                       7500
Mylan Laboratories             COM              628530107     1868    68100 SH       SOLE                    32600             35500
Oncor, Inc.                    COM              682311105        0    10000 SH       SOLE                    10000
PPG Industries                 COM              693506107     2573    50200 SH       SOLE                    16200             34000
Pacificare Health 'B'          COM              695112201     1959    28700 SH       SOLE                    17100             11600
Peoplesoft Inc.                COM              712713106     1305    89200 SH       SOLE                    39800             49400
Ralston Purina                 COM              751277302     2090    78300 SH       SOLE                    35000             43300
Republic Industries            COM              760516104     2098   169500 SH       SOLE                    94900             74600
SUNOCO                         COM              86764P109     2705    75000 SH       SOLE                    29000             46000
Sears Roebuck                  COM              812387108     2580    57100 SH       SOLE                    31300             25800
Sterling Commerce Inc.         COM              859205106     2980    96900 SH       SOLE                    32800             64100
Sun Microsystems               COM              866810104     2301    18400 SH       SOLE                    13100              5300
Tosco                          COM              891490302     2045    82400 SH       SOLE                    32200             50200
Triton Energy A                COM              G90751101      178    22600 SH       SOLE                    12100             10500
U.S. Airways                   COM              911905107     2504    51300 SH       SOLE                    23400             27900
UAL Corporation                COM              902549500     3094    39725 SH       SOLE                    17700             22025
United Healthcare              COM              910581107     1992    37850 SH       SOLE                    18000             19850
Washington Mutual              COM              939322103     2430    59450 SH       SOLE                    28650             30800
Wellpoint Health Network       COM              94973H108     2274    30000 SH       SOLE                    17300             12700